United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Hermes Managed Pool Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/20

Date of Reporting Period: 10/31/20

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2020

Ticker FIDPX

Federated Hermes International Dividend Strategy Portfolio
(formerly, Federated International Dividend Strategy Portfolio)

A Portfolio of Federated Hermes Managed Pool Series
(formerly, Federated Managed Pool Series)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes International Dividend Strategy Portfolio (the “Fund”), based on net asset value, for the 12-month reporting period ended October 31, 2020 was -1.60%. The Fund’s -1.60% total return consisted of 4.11% in dividend income and -5.71% depreciation in net asset value of the shares. The total return of the MSCI World ex-U.S. High Dividend Yield Index (MWXUSHDYI),1 a broad-based equity market index that represents the dividend-paying universe outside of the U.S., was -15.21% for the reporting period. The MSCI World ex-U.S. Index (MWXUSI),2 which is representative of the broader stock market outside of the U.S.,3 had a total return of -6.79% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which are not reflected in the total returns of the MWXUSHDYI or the MWXUSI.
The Fund’s investment strategy focused on: (a) dividend-based performance; (b) country and geographic allocation; and (c) sector allocation. These were the most significant factors affecting the Fund’s performance relative to the MWXUSHDYI.
MARKET OVERVIEW
The fiscal year began with global equities rallying strongly on signs that a manufacturing slump was bottoming, a trade truce was imminent and fiscal and monetary support would remain in full force. In the U.S., all three major indexes hit record highs during November 2019, while overseas, both developed and emerging equity markets posted gains. Equities continued to rally through the end of the calendar year as hopes for improving growth and earnings in 2020 drove the major U.S. indexes to a series of record highs over the course of 2019’s final month. The S&P 500 Index (S&P 500)4 closed calendar year 2019 up 29%, its best showing since 2013, while the Dow Jones Industrial Average (the “Dow”)5 added 22% and the NASDAQ Composite Index (NASDAQ)6 advanced 25%. The story was much the same overseas as the Stoxx Europe 6007 rose 23% for its biggest gain in 10 years, the Shanghai Composite Index8 climbed 22%, the MWI rose 25% and the MSCI All Country World Index Ex US9 increased 18% (returns for calendar year 2019).
In the first months of the new calendar year, U.S. stocks started selling off sharply, causing the Dow to fall 1% and the S&P 500 to slip 0.2% for January, while the NASDAQ still ended January up 2%. Fears that the novel coronavirus (“COVID-19”) that started in the commercial hub of Wuhan might spread from China to the rest of the world drove the unsteady finish, as it brought economic activity to a halt in the world’s second-largest economy, disrupted global supply chains and created a new headwind for already struggling manufacturing.
Heading into the end of March, fears of a global pandemic grew as COVID-19 spread far beyond China, causing a worldwide rout in risk assets, with the S&P 500, Dow and NASDAQ all cratering into correction territory. Oil prices plunged, and even gold was unable to hold onto earlier gains. Global risk markets collapsed in March as fears of a global pandemic became a reality, with COVID-19 sweeping across continents and deeply affecting the United States, which by quarter-end had the most confirmed cases of any country in the world.
The second quarter of the calendar year ended with a recovery in the markets. Just a month after falling into a bear market at their fastest rate in history, stocks bounced back dramatically in April, posting their best month in decades even as COVID-19 cases continued to spread. The rally came on unprecedented stimulus–$2.4 trillion from Congress and the Trump administration and commitments up to $6 trillion or more from the Federal Reserve–and on signs the pandemic may have been peaking even as its economic damage–and fatalities–kept piling up.
Mid-year, stocks continued to rebound off March’s bear-market lows as the economy began to reopen gradually and the worst of COVID-19 and its economic damage appeared to be in the rearview mirror. The rebound slowed in June, however, as a late-month surge in Sunbelt states pushed new daily COVID-19 cases to new highs, raising fears the economic recovery may drag out and behave more like a “U” than a “V” curve. The rally continued through the summer on the back of big tech stocks despite sobering reports on the economy and record COVID-19 caseloads in many Sunbelt and coastal states. The rally fed off a trifecta of continued unprecedented central bank and government stimulus, an ugly earnings season that nonetheless was better than expected and encouraging signs of renewed manufacturing activity at home and abroad.
Heading into the final months of the Fund’s fiscal year, U.S equities continued their post-bear market run, as the S&P 500 and NASDAQ set new highs and the Dow inched closer to positive territory for the year. Improving economic data, particularly in housing and manufacturing, and declining COVID-19 death rates were factors. There was a shift in September as stocks pulled back on the failure of Congress and the White House to come up with more stimulus as the number of COVID-19 cases began to climb again and previous aid began to run out. September’s sell-off carried over into October, as a renewed surge in COVID-19 cases, the collapse of stimulus talks and election uncertainties weighed on stocks. The damage extended to Europe, as countries there began a new wave of pandemic-driven shutdowns, although the restrictions were less draconian than last spring.
Annual Shareholder Report

DIVIDEND-BASED10 PERFORMANCE
The Fund ended the reporting period with a 30-day SEC yield of 4.48%11 and a gross weighted-average dividend yield of 4.34%. The Fund’s gross yield was greater than that of the 10-Year U.S. Treasury Note (0.87%) and the broad-market MWXUSI (2.77%), but lagged that of the Fund’s benchmark, the MWXUSHDYI (5.35%), at the end of the period.
In addition to its higher-than-market yield, the Fund sought to own high-quality companies with the ability and willingness to raise their dividends over time. In the 12-month reporting period, 20 companies within the Fund raised their dividends, accounting for 20 increases overall, three dividend reductions and a dividend suspension from one of the Fund’s holdings. Some of the most generous increases in the reporting period came from holdings such as Enel (+17.1%), Admiral Group (+14.3%), Iberdrola (+14.0%), Italgas (+9.4%), Vonovia (+9.0%), TC Energy (+8.0%), Terna (+7.0%), Munich Re (+5.9%), Fortis (+5.8%) and Elisa (+5.7%).
While stock prices can be highly impacted in the short term by rapidly changing market conditions–including a shifting political landscape, oil price fluctuations and changing interest rate expectations–Fund management remained steadfastly focused on its objectives of providing a substantially higher-than-market yield and long-term dividend growth. Irrespective of short-term market trends, the Fund pursued these income-based objectives by taking a long-term approach to its investments and by owning primarily high-yielding, mature companies with defensive cash flow profiles. Accordingly, the Fund tends to exhibit a lower level of volatility than the broad market, with a Beta12 of 0.79 at fiscal year-end (3-year Beta versus the MWXUSI). The Fund posted a total return of -1.60% in the reporting period as markets recovered many of the losses experienced during the height of the pandemic. However, after a shift occurred in September and continued into October, stocks pulled back from uncertainty surrounding the U.S. election, a resurgence of COVID-19 infection rates and the stalled U.S. stimulus package which all hampered investor sentiment as the fiscal period closed.
COUNTRY AND GEOGRAPHIC ALLOCATION
Consistent with its dividend-focused strategy, the Fund’s holdings remained concentrated in mature markets that consistently offer a broad selection of high-dividend paying stocks–especially Italy, Canada and Germany. Over the reporting period, the broad market experienced decreases in these dividend-rich areas of the world due to the pandemic. The Fund’s performance in these areas was mixed during the reporting period with a weighted average total return of 2.92% in Italy, -2.85% in Canada and -3.73% in Germany.
SECTOR ALLOCATION
Sector returns were mixed across the MWXUSI throughout the reporting period, with Information Technology, Health Care and Materials leading the market, while Energy, Real Estate and Financials posted the period’s weakest returns. Although investor preferences frequently vary, Fund management remained focused on the key long-term drivers of total return–dividend yield and dividend growth. In order to pursue these income-based objectives, the portfolio invests in high quality companies with attractive, sustainable dividends and stable cash flow profiles–conditions which are most commonly met in sectors that exhibit low levels of cyclicality.
From a sector perspective, the Fund’s holdings in Health Care were the most significant contributors to performance, posting a return of 30.38% during the reporting period driven mainly by Sonic Healthcare and Roche, which returned 64.16% and 9.57%, respectively. These stocks were driven by a combination of COVID-related stockpiling and increases in patient hospitalizations during the first half of the year due to COVID-19. Real Estate was also a solid contributor to overall Fund performance, driven by the Fund’s sole Real Estate holding Vonovia, which returned 22.98%. The company’s shares rallied after it reported year-over-year organic rent revenue growth, reiterated guidance and showed significant resilience to COVID-19 impacts. Utilities added further to Fund performance as Iberdrola, E.ON and Enel returned 18.04%, 13.48% and 6.44%, respectively for the reporting period.
Annual Shareholder Report

By contrast, the Fund’s weakest contribution was noted in the Materials sector, which delivered a weighted average return of -24.91%. The Fund’s only two Materials holdings in the period, Amcor and Mondi, returned -27.19% and -20.52%, respectively, before the positions were exited. Shares of Mondi depreciated after the company reported demand deterioration in its core business and announced a dividend cut in Q2. The Fund’s position was exited in Q2. Amcor declined after reporting poor rigid packaging revenue for the first half of 2020 and the Fund’s position was exited in Q1. Contributions from Communication Services also lagged returning -8.05% for the reporting period. Detractors in this sector included Singapore Telecom, Telenor and HKT Trust which returned -28.06%, -14.28% and -11.96%, respectively. In addition, the Financials sector was a drag on performance, returning -7.80% due to BNP Paribas (which was exited in Q1), Scor SE and Munich Re which returned -45.23%, -42.35% and -12.31%, respectively.
Due to its focus on high dividend income and growth in that income stream over time, the Fund tends to perform best when investors prefer high-yield, high-quality, low-beta, large-cap stocks. Often times, the strategy outperforms in flat markets or periods of modest market distress. Conversely, the strategy may lag the broad market when investors prefer low-yield, low-quality, high-risk or small-cap stocks. Over the reporting period, global markets were significantly affected by impacts from COVID-19, central bank policy decisions, declining oil prices and uncertain growth prospects for many of the world’s major economies. In spite of the fluctuations experienced by the market during the reporting period, at the end of the reporting period, the Fund remained positioned to effectively pursue its objectives of high current income, long-term dividend growth and lower downside risk in a variety of market environments.
1
 Please see the footnotes to the line graphs below for definitions of, and further information about, the MWXUSHDYI.
2
 Please see the footnotes to the line graphs below for definitions of, and further information about, the MWXUSI.
3
 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
4
  The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
5
  The Dow Jones Industrial Average is a price weighted index comprised of 30 of the largest and most widely held public companies in the United States.*
6
  The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. Today the NASDAQ Composite includes over 3,000 companies.*
7
  The Stoxx Europe 600 represents large, mid and small capitalization companies across 17 countries of the European region.*
8
  The Shanghai Composite Index is a capitalization-weighted index. The index tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange.*
9
  The MSCI All Country World ex US Index captures large- and mid-cap representation across 22 of 23 developed markets countries (excluding the U.S.) and 23 emerging markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S.*
10  There are no guarantees that dividend-paying stocks will continue to pay dividends. In addition, dividend-paying stocks may not experience the same capital appreciation potential as non-dividend-paying stocks.
11  Represents the 30-day SEC yield for the Fund’s Institutional Shares. In the absence of temporary expense waivers or reimbursements the 30-day SEC yield would have been 3.99% for the Fund’s Institutional shares. The dividend yield represents the average yield of the underlying securities within the portfolio.
12  Beta measures a security/fund's volatility relative to the market. A beta greater than 1.00 suggests the security/fund has historically had less volatility relative to the market.
* The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes International Dividend Strategy Portfolio (the ”Fund”) from February 9, 2015 (start of performance) to October 31, 2020, compared to the MSCI World ex-US Index (MWXUSI)2 and the MSCI World ex-US High Dividend Yield Index (MWXUSHDYI).3
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2020
Average Annual Total Returns for the Period Ended 10/31/2020
	1 Year	5 Year	Start of Performance[4]
Fund	-1.60%	2.82%	0.47%
MWXUSI	-6.79%	2.98%	2.43%
MWXUSHDYI	-15.21%	0.93%	-0.20%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1
 Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The MWXUSI and the MWXUSHDYI have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2
 The MWXUSI captures large- and mid-cap representation across 22 of 23 developed market countries — excluding the U.S. The index covers approximately 85% of the free float-adjusted market capitalization in each country. The MWXUSI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
 The MWXUSHDYI is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 22 of 23 developed market countries—excluding the U.S. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The MWXUSHDYI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4
 The Fund commenced operations on February 9, 2015.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At October 31, 2020, the Fund’s portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Italy	19.5%
Canada	17.0%
Germany	11.3%
United Kingdom	8.7%
Australia	7.2%
France	7.1%
Mexico	6.7%
Finland	6.1%
Norway	4.7%
Spain	4.7%
Hong Kong	4.0%
Switzerland	2.1%
Other Assets and Liabilities—Net[2]	0.9%
TOTAL	100%
At October 31, 2020, the Fund’s sector classification composition3 was as follows:
Sector Classification	Percentage of Total Net Assets
Utilities	37.5%
Financials	19.0%
Communication Services	17.0%
Health Care	12.0%
Consumer Staples	9.5%
Real Estate	2.7%
Energy	1.4%
Other Assets and Liabilities—Net[2]	0.9%
TOTAL	100%
1
Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Except for Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments
October 31, 2020
Shares		Value in U.S. Dollars
	COMMON STOCKS—99.1%
	Australia—7.2%
191,300	Sonic Healthcare Ltd.	$4,694,609
	Canada—17.0%
16,425	Canadian Imperial Bank of Commerce	1,225,187
73,217	Emera, Inc.	2,920,876
74,150	Fortis, Inc. / Canada	2,929,156
22,610	TC Energy Corp.	889,941
186,592	TELUS Corp.	3,192,589
	TOTAL	11,157,749
	Finland—6.1%
45,895	Elisa Communications Oyj	2,258,470
41,325	Orion Oyj	1,769,201
	TOTAL	4,027,671
	France—7.1%
33,050	Danone SA	1,826,738
117,186	Scor SA	2,857,727
	TOTAL	4,684,465
	Germany—11.3%
281,175	E.On AG	2,932,294
11,733	Muenchener Rueckversicherungs-Gesellschaft AG	2,745,827
27,671	Vonovia SE	1,766,595
	TOTAL	7,444,716
	Hong Kong—4.0%
2,028,575	HKT Trust and HKT Ltd.	2,624,428
	Italy—19.5%
406,928	Enel SpA	3,240,907
499,602	Italgas SpA	2,888,561
720,200	Snam Rete Gas SpA	3,516,557
466,972	Terna SpA	3,158,058
	TOTAL	12,804,083
	Mexico—6.7%
1,330,725	Kimberly-Clark de Mexico	1,987,477
1,002,950	Wal-Mart de Mexico SAB de C.V.	2,428,471
	TOTAL	4,415,948
	Norway—4.7%
201,275	Telenor ASA	3,106,691
	Spain—4.7%
262,801	Iberdrola SA	3,100,212
	Switzerland—2.1%
4,348	Roche Holding AG	1,395,776
	United Kingdom—8.7%
159,355	Admiral Group PLC	5,679,410
	TOTAL COMMON STOCKS (IDENTIFIED COST $60,023,396)	65,135,758
	TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $60,023,396)[1]	65,135,758
	OTHER ASSETS AND LIABILITIES - NET—0.9%[2]	622,724
	TOTAL NET ASSETS—100%	$65,758,482
Annual Shareholder Report

1
The cost of investments for federal tax purposes amounts to $60,023,630.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$15,573,697	$49,562,061	$—	$65,135,758
TOTAL SECURITIES	$15,573,697	$49,562,061	$—	$65,135,758
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.40	$7.48	$8.66	$8.31	$8.69
Income From Investment Operations:
Net investment income	0.34	0.39	0.41[1]	0.40[1]	0.41[1]
Net realized and unrealized gain (loss)	(0.48)	0.92	(1.18)	0.35	(0.42)
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	1.31	(0.77)	0.75	(0.01)
Less Distributions:
Distributions from net investment income	(0.34)	(0.39)	(0.41)	(0.40)	(0.37)
Net Asset Value, End of Period	$7.92	$8.40	$7.48	$8.66	$8.31
Total Return[2]	(1.60)%	17.96%	(9.21)%	9.17%	(0.11)%
Ratios to Average Net Assets:
Net expenses[3,4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.10%	4.87%	5.02%	4.72%	4.87%
Expense waiver/reimbursement[5]	0.43%	0.40%	0.34%	0.34%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$65,758	$88,508	$84,351	$111,533	$96,637
Portfolio turnover	51%	57%	38%	30%	9%
1
Per share number has been calculated using the average shares method.
2
Based on net asset value.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and LiabilitiesOctober 31, 2020

Assets:
Investment in securities, at value (identified cost $60,023,396)		$65,135,758
Cash		590,788
Income receivable		240,638
Receivable for shares sold		12,938
TOTAL ASSETS		65,980,122
Liabilities:
Payable for shares redeemed	$107,542
Payable for portfolio accounting fees	65,928
Payable for auditing fees	29,700
Payable for custodian fees	7,213
Payable to adviser (Note 5)	2,228
Payable for administrative fee (Note 5)	395
Accrued expenses (Note 5)	8,634
TOTAL LIABILITIES		221,640
Net assets for 8,297,737 shares outstanding		$65,758,482
Net Assets Consists of:
Paid-in capital		$76,965,643
Total distributable earnings (loss)		(11,207,161)
TOTAL NET ASSETS		$65,758,482
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$65,758,482 ÷ 8,297,737 shares outstanding, no par value, unlimited shares authorized		$7.92
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of OperationsYear Ended October 31, 2020

Investment Income:
Dividends (net of foreign tax withheld of $433,249)			$3,185,850
Expenses:
Administrative fee (Note 5)		$60,857
Custodian fees		11,236
Transfer agent fees		10,966
Directors'/Trustees' fees (Note 5)		1,655
Auditing fees		29,700
Legal fees		8,001
Portfolio accounting fees		136,626
Share registration costs		23,131
Printing and postage		17,557
Miscellaneous (Note 5)		31,320
TOTAL EXPENSES		331,049
Reimbursement of other operating expenses (Notes 2 and 5)	$(331,049)
Net expenses			—
Net investment income			3,185,850
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(2,146,471)
Net realized loss on foreign exchange contracts			(1,521)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(3,638,863)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts and foreign currency transactions			(5,786,855)
Change in net assets resulting from operations			$(2,601,005)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,185,850	$4,158,932
Net realized loss	(2,147,992)	(4,535,975)
Net change in unrealized appreciation/depreciation	(3,638,863)	14,447,756
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,601,005)	14,070,713
Distributions to Shareholders:
Distribution to shareholders	(3,181,634)	(4,169,911)
Share Transactions:
Proceeds from sale of shares	15,430,403	26,866,160
Net asset value of shares issued to shareholders in payment of distributions declared	160	125
Cost of shares redeemed	(32,397,136)	(32,610,241)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(16,966,573)	(5,743,956)
Change in net assets	(22,749,212)	4,156,846
Net Assets:
Beginning of period	88,507,694	84,350,848
End of period	$65,758,482	$88,507,694
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2020
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes International Dividend Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide income and long-term capital appreciation.
Prior to June 29, 2020, the name of the Trust and Fund was Federated Managed Pool Series and Federated International Dividend Strategy Portfolio, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The detail of the total fund expense reimbursement of $ 331,049 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2020, the tax years 2017 through 2020 will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country and currency risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2020, the fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(1,521)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended October 31	2020	2019
Shares sold	1,945,903	3,411,789
Shares issued to shareholders in payment of distributions declared	20	15
Shares redeemed	(4,182,413)	(4,158,040)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,236,490)	(746,236)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$3,181,634	$4,169,911
As of October 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$83,514
Net unrealized appreciation	$5,119,094
Capital loss carryforwards	$(16,409,769)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the deferral of losses on wash sales.
At October 31, 2020, the cost of investments for federal tax purposes was $60,023,630. The net unrealized appreciation of investments for federal tax purposes was $5,112,128. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,509,298 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,397,170.

As of October 31, 2020, the Fund had a capital loss carryforward of $16,409,769 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$5,238,954	$11,170,815	$16,409,769
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap-free programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-free programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the year ended October 31, 2020, the Adviser reimbursed $331,049 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2020, were as follows:
Purchases	$39,143,964
Sales	$55,701,673
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2020, the Fund had no outstanding loans. During the year ended October 31, 2020, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2020, there were no outstanding loans. During the year ended October 31, 2020, the program was not utilized.
10. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crisis caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2020, 99.19% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV. If the Fund meets the requirements of Section 853 of the Code, the Fund will pass through to its shareholders credits for foreign taxes paid. For the fiscal year ended
October 31, 2020, the Fund derived $3,619,091 of gross income from foreign sources and paid foreign taxes of $433,249.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED Hermes Managed Pool Series AND SHAREHOLDERS OF FEDERATED Hermes INTERNATIONAL DIVIDEND STRATEGY PORTFOLIO:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes International Dividend Strategy Portfolio (formerly, Federated International Dividend Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Hermes Managed Pool Series (formerly, Federated Managed Pool Series) (the “Trust”)), including the portfolio of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Managed Pool Series) at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2020
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,072.40	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.14	$0.00
1
Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). Federated Equity Management Company of Pennsylvania, the Adviser, has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. This agreement has no fixed terms.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised six portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: October 2005
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated
Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities
Corp.; Director, Federated Services Company; Director, Federated Hermes, Inc.; Chairman and Director, Southpointe
Distribution Services, Inc. and President, Technology, Federated Services Company.

*
 Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins
Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, and Chairman of the Compensation Committee,
KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee,
Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne
University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of
the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations,
Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint
Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and
Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.;
Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 2005
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s
Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and
Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management,
Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Senior Vice President for Legal Affairs,
General Counsel and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior
Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk
Management Committee for Holy Ghost Preparatory School, Philadelphia and Secretary and Chair of the Governance
Committee, Oakland Catholic High School Board of Trustees, Pittsburgh.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel
and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 2005
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of
Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: October 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.

Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: September 2006
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: February 2015
Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Hermes Fund Family;
Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated
Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd.
(investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior
Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and
Portfolio Manager, Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated International Dividend Strategy Portfolio (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND'S NAME CHANGED TO FEDERATED HERMES INTERNATIONAL DIVIDEND STRATEGY PORTFOLIO)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser or its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated
Annual Shareholder Report

Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Annual Shareholder Report

Fund Investment Performance
For the one-year, three-year periods ended December 31, 2019, the Fund underperformed its benchmark index. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. However, the Board considered the compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Hermes and research services received by the Adviser from brokers that execute trades for other Federated Hermes Funds.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Managed Pool Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes International Dividend Strategy Portfolio (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record Report (Form N-PX) link associated with the Fund at FederatedInvestors.com/FundInformation. Select a product name, then click “Documents” and click on “Proxy Voting Record Report.” Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly holds on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com. Select a product name, then click “Documents” and select “Form N-PORT.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes International Dividend Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P605
Q452493 (12/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $146,800

Fiscal year ended 2019 - $148,300

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $49,810 and $31,866 respectively. Fiscal year ended 2020- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2019- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its Chairman for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser and any entity controlling, controlled by to under common control with the investment adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2020 - $116,514

Fiscal year ended 2019 - $702,319

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2020